Organization and Business Description (Details) - CNY (¥)				12 Months Ended
	Dec. 01, 2021	Jun. 08, 2018	Feb. 07, 2018	Sep. 30, 2023	Dec. 09, 2021	Oct. 21, 2021
Organization and Business Description [Line Items]
Date of incorporation				Sep. 29, 2021
Acquired shares percentage		60.00%	60.00%
Global Mofy Caymans [Member]
Organization and Business Description [Line Items]
Equity interests percentage						100.00%
Mofy Metaverse (Beijing) Technology [Member]
Organization and Business Description [Line Items]
Equity interests percentage					100.00%
Global Mofy China [Member]
Organization and Business Description [Line Items]
Equity interests percentage	100.00%
Consideration amount (in Yuan Renminbi)	¥ 1